INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
INCOME TAXES
NOTE 13. INCOME TAXES

No income taxes were recorded in the periods presented since the Company had taxable losses in these periods.

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate of 21% for the periods presented to income (loss) from continuing operations before income taxes. The sources of the difference are as follows:

	Three months ended March 31,
	2020	2019
Expected tax at 21%	$(191,541)	$(206,296)

Nondeductible stock-based compensation	51,047	61,047
Increase (decrease) in valuation allowance	140,494	145,249

Income tax provision	$-	$-

Significant components of the Company's deferred income tax assets are as follows:

	March 31,	December 31,
	2020	2019

Net operating loss carryforward	$4,435,577	$4,295,083

Less valuation allowance	(4,435,577)	(4,295,083)

Deferred income tax assets - net	$-	$-

Based on management’s present assessment, the Company has not yet determined that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of March 31, 2020 and December 31, 2019 will be realized. Accordingly, the Company has maintained a 100% valuation allowance against the deferred tax asset in the financial statements at March 31, 2020 and December 31, 2019. The Company will continue to review this valuation allowance and make adjustments as appropriate.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

All tax years remain subject to examination by major taxing jurisdictions.

No income taxes were recorded in the periods presented since the Company had taxable losses in these periods.

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate of 21% for the periods presented to income (loss) from continuing operations before income taxes. The sources of the difference are as follows:

	Year ended December 31,
	2019	2018
Expected tax at 21%	$(699,572)	$(1,018,630)

Nondeductible stock-based compensation	162,897	-
Nondeductible expense (nontaxable income) from derivative liability	-	232,463
Nondeductible amortization of debt discounts	-	22,648
Nondeductible loss on conversion of debt	-	282,221
Increase (decrease) in valuation allowance	536,675	481,298

Income tax provision	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	December 31, 2019	December 31, 2018
Net operating loss carryforward	4,295,083	3,758,408

Less valuation allowance	(4,295,083)	(3,758,408)

Deferred income tax assets - net	$-	$-

Based on management’s present assessment, the Company has not yet determined that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of December 31, 2019 will be realized. Accordingly, the Company has maintained a 100% valuation allowance against the deferred tax asset in the financial statements at December 31, 2019. The Company will continue to review this valuation allowance and make adjustments as appropriate.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

All tax years remain subject to examination by major taxing jurisdictions.